Vessels, Net, Acquisitions, Advances and Sales (Details) - USD ($) $ in Thousands					12 Months Ended
	Dec. 13, 2024	Oct. 24, 2024	Oct. 01, 2024	Jun. 11, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 12, 2024	Feb. 28, 2023	Feb. 10, 2023
Vessels, Net [Abstract]
Advances for vessel acquisition					$ 3,700	$ 0	$ 0
Gain on sale of vessels, net from related party					0	8,094	$ 0
Titanship [Member]
Vessels, Net [Abstract]
Additions		$ 28,412
Kaizenship [Member]
Vessels, Net [Abstract]
Additions			$ 35,600
Iconship [Member]
Vessels, Net [Abstract]
Additions				$ 33,660
Goodship [Member]
Vessels, Net [Abstract]
Sales price										$ 17,500
Gain on sale of vessels, net from related party						4,887
Tradership [Member]
Vessels, Net [Abstract]
Sales price									$ 18,750
Gain on sale of vessels, net from related party						3,207
Capitalized Expenditures for Improvements on Vessels Performance and Meeting Environmental Standards [Member]
Vessels, Net [Abstract]
Additions					$ 530	$ 419
Meiship [Member]
Vessels, Net [Abstract]
Purchase price								$ 37,000
Advances for vessel acquisition	$ 3,700